Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr 25, 2013
Registrant Name	DWS INCOME TRUST
Central Index Key	0000747677
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Feb 1, 2013

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Short Duration Fund DWS Strategic Government Securities Fund

The following changes are effective on or about May 1, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Supplement [Text Block]	dit1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Short Duration Fund DWS Strategic Government Securities Fund

The following changes are effective on or about May 1, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Short Duration Fund

The following changes are effective on or about May 1, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS Strategic Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Strategic Government Securities Fund

The following changes are effective on or about May 1, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013